Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details)	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Income Taxes [Line Items]
Federal statutory tax rate		35.00%				35.00%	35.00%	35.00%
State tax – net of federal benefit		1.00%				2.00%	2.00%	3.00%
Domestic manufacturing deduction		0.00%				0.00%	0.00%	(4.00%)
Change in valuation of deferred tax assets		0.00%				0.00%	(9.00%)	0.00%
Tax contingencies		(1.00%)				(6.00%)	8.00%	(3.00%)
Non-deductible legal settlements		0.00%				17.00%	(14.00%)	0.00%
Non-deductible annual pharmaceutical manufacturers' fee		0.00%				0.00%	(5.00%)	0.00%
Non-deductible transaction costs		0.00%				8.00%	(4.00%)	0.00%
Other		0.00%				2.00%	(2.00%)	0.00%
Effective tax rate	30.00%	35.00%	32.00%	36.00%	59.00%	58.00%	11.00%	31.00%